Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2013

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB2	€1,250,000,000	$1,883,750,000	1/22/2018	4.625%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.270%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.180%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.125%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.770%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.250%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.200%	Fixed
CB9	US$1,500,000,000	$1,490,100,000	12/4/2015	0.625%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings

	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Stable	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$
CB9	Royal Bank of Canada	0.9934000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$10,579,485,000

A = lesser of (i) LTV Adjusted True Balance and	$19,445,546,484	A (i)	$21,344,213,940
(ii) Asset Percentage Adjusted True Balance		A (ii)	$19,445,546,484
B = Principal Receipts		Asset Percentage:	91.10%
C = Cash Capital Contributions
D = Substitute Assets and/or Authorized Investments
Z = Negative Carry Factor calculation	$354,949,877
Total: A + B + C + D - Z	$19,090,596,607

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2013	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2013

Cover Pool Summary Statistics

Previous Month Ending Balance	$21,643,453,164
Current Month Ending Balance	$21,370,545,229
Number of Mortgage Loans in Pool	144,531
Average Loan Size	$147,861
Number of Properties	125,791
Number of Borrowers	123,216

Weighted Average LTV - Authorized	70.21%
Weighted Average LTV - Drawn	62.35%
Weighted Average Rate	3.20%
Weighted Average Original Term	56.97	(Months)
Weighted Average Remaining Term	30.33	(Months)
Weighted Average Seasoning	26.64	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	144,104	99.70	$21,296,922,295	99.65
30 to 59 days past due	154	0.11	$26,797,913	0.13
60 to 89 days past due	71	0.05	$11,772,823	0.06
90 or more days past due	202	0.14	$35,052,198	0.16
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
February 28, 2013	$562,616	0.03%

Cover Pool Flow of Funds

	28-Feb-2013		31-Jan-2013
Cash Inflows
Principal Collections	$272,907,935		$293,825,851
Interest Collections	$55,546,429		$59,758,529
Swap Interest Received	$49,759,227	2	$56,038,336	1
Cash Outflows
Swap Interest Paid	($55,546,429)	2	($59,758,529)	1
Intercompany Loan Interest	($49,659,709)	2	($55,926,259)	1
Intercompany Loan Principal	($272,907,935)	2	($293,825,851)	1
Net Inflows/(Outflows)	$99,518		$112,077
Notes:
1. Cash settlement occurred on February 19, 2013
2. Cash settlement to occur on March 18, 2013

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,411	12.74	$3,025,321,136	14.16
British Columbia	28,167	19.49	$5,413,508,085	25.33
Manitoba	5,142	3.56	$525,289,009	2.46
New Brunswick	2,189	1.51	$177,750,275	0.83
Newfoundland	1,416	0.98	$143,755,932	0.67
Northwest Territories	87	0.06	$13,959,674	0.07
Nova Scotia	4,193	2.90	$389,897,945	1.82
Nunavut	4	0.00	$726,246	0.00
Ontario	57,172	39.55	$8,638,419,366	40.43
Prince Edward Island	490	0.34	$41,271,956	0.19
Quebec	22,894	15.84	$2,489,431,594	11.65
Saskatchewan	4,271	2.96	$497,419,778	2.33
Yukon	95	0.07	$13,794,233	0.06
Total	144,531	100.00	$21,370,545,229	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2013	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2013

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,110	0.77	$203,109,188	0.95
499 and below	775	0.54	$100,329,696	0.47
500 - 539	606	0.42	$86,320,642	0.40
540 - 559	520	0.36	$77,149,191	0.36
560 - 579	654	0.45	$92,715,806	0.43
580 - 599	971	0.67	$143,578,498	0.67
600 - 619	1,595	1.10	$240,194,846	1.12
620 - 639	2,339	1.62	$363,236,435	1.70
640 - 659	3,497	2.42	$564,644,810	2.64
660 - 679	5,024	3.48	$790,797,856	3.70
680 - 699	6,779	4.69	$1,075,746,007	5.03
700 - 719	8,015	5.55	$1,262,204,115	5.91
720 - 739	9,069	6.27	$1,408,610,037	6.59
740 - 759	9,972	6.90	$1,572,809,466	7.36
760 - 779	10,479	7.25	$1,637,520,768	7.66
780 - 799	11,844	8.19	$1,832,044,737	8.57
800 and above	71,282	49.32	$9,919,533,131	46.44
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	88,076	60.94	$12,067,720,634	56.47
Variable	56,455	39.06	$9,302,824,595	43.53
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,687	8.78	$2,051,067,961	9.60
Owner Occupied	131,844	91.22	$19,319,477,268	90.40
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	51	0.04	$8,580,521	0.04
2.0000% - 2.4999%	25,596	17.71	$4,787,746,912	22.40
2.5000% - 2.9999%	34,195	23.66	$5,337,631,380	24.98
3.0000% - 3.4999%	22,465	15.54	$3,204,040,517	14.99
3.5000% - 3.9999%	38,572	26.70	$5,480,908,000	25.64
4.0000% - 4.4999%	14,589	10.09	$1,649,617,550	7.72
4.5000% - 4.9999%	1,595	1.10	$172,631,640	0.81
5.0000% - 5.4999%	3,013	2.08	$349,600,398	1.64
5.5000% - 5.9999%	3,292	2.28	$290,295,530	1.36
6.0000% - 6.4999%	1,111	0.77	$84,712,386	0.40
6.5000% - 6.9999%	36	0.02	$3,901,102	0.02
7.0000% and above	16	0.01	$879,293	0.00
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	20,744	14.35	$2,611,627,204	12.22
12.00 - 23.99	26,294	18.19	$3,678,029,586	17.21
24.00 - 35.99	41,846	28.96	$6,419,728,455	30.04
36.00 - 47.99	41,125	28.45	$6,522,424,212	30.53
48.00 - 59.99	12,110	8.38	$1,828,207,733	8.55
60.00 - 71.99	677	0.47	$88,206,584	0.41
72.00 - 83.99	1,538	1.06	$192,958,749	0.90
84.00 and above	197	0.14	$29,362,706	0.14
Total	144,531	100.00	$21,370,545,229	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2013	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	2/28/2013

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	62,432	43.19	$3,300,653,330	15.44
100,000 - 149,999	26,814	18.55	$3,342,448,804	15.64
150,000 - 199,999	20,548	14.22	$3,563,633,046	16.68
200,000 - 249,999	12,957	8.96	$2,892,849,060	13.54
250,000 - 299,999	8,289	5.74	$2,263,802,005	10.59
300,000 - 349,999	4,844	3.35	$1,565,157,864	7.32
350,000 - 399,999	2,886	2.00	$1,074,730,350	5.03
400,000 - 449,999	1,748	1.21	$739,444,191	3.46
450,000 - 499,999	1,168	0.81	$552,468,693	2.59
500,000 - 549,999	744	0.51	$389,421,680	1.82
550,000 - 599,999	499	0.35	$286,792,944	1.34
600,000 - 649,999	348	0.24	$216,951,698	1.02
650,000 - 699,999	272	0.19	$183,414,540	0.86
700,000 - 749,999	207	0.14	$150,077,559	0.70
750,000 - 799,999	139	0.10	$107,192,968	0.50
800,000 - 849,999	96	0.07	$78,855,588	0.37
850,000 - 899,999	64	0.04	$55,824,012	0.26
900,000 - 949,999	65	0.04	$60,135,672	0.28
950,000 - 999,999	71	0.05	$68,971,731	0.32
1,000,000 and above	340	0.24	$477,719,494	2.24
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	14,991	10.37	$2,166,463,488	10.14
Detached	111,106	76.88	$16,465,867,851	77.06
Duplex	2,981	2.06	$431,836,841	2.02
Fourplex	727	0.50	$137,475,044	0.64
Other	345	0.23	$44,699,970	0.20
Row (Townhouse)	7,235	5.01	$1,079,665,432	5.05
Semi-detached	6,310	4.37	$907,803,729	4.25
Triplex	836	0.58	$136,732,874	0.64
Total	144,531	100.00	$21,370,545,229	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	5,136	4.08	$163,301,330	0.76
20.01 - 25.00	1,886	1.50	$115,661,506	0.54
25.01 - 30.00	2,105	1.67	$164,499,574	0.77
30.01 - 35.00	2,451	1.95	$222,762,146	1.04
35.01 - 40.00	3,166	2.52	$338,999,277	1.59
40.01 - 45.00	3,199	2.54	$383,364,814	1.79
45.01 - 50.00	4,742	3.77	$620,845,089	2.91
50.01 - 55.00	5,271	4.19	$787,734,779	3.69
55.01 - 60.00	6,789	5.40	$1,106,099,672	5.18
60.01 - 65.00	10,187	8.10	$1,945,436,714	9.10
65.01 - 70.00	7,750	6.16	$1,539,937,885	7.21
70.01 - 75.00	22,569	17.94	$3,449,526,000	16.14
75.01 - 80.00	50,540	40.18	$10,532,376,443	49.28
Total	125,791	100.00	$21,370,545,229	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,196	7.31	$372,371,294	1.74
20.01 - 25.00	3,975	3.16	$297,882,953	1.39
25.01 - 30.00	4,540	3.61	$416,177,988	1.95
30.01 - 35.00	5,078	4.04	$536,740,559	2.51
35.01 - 40.00	5,970	4.75	$725,644,976	3.40
40.01 - 45.00	6,437	5.12	$875,410,914	4.10
45.01 - 50.00	7,727	6.14	$1,144,123,752	5.35
50.01 - 55.00	8,790	6.99	$1,433,041,040	6.71
55.01 - 60.00	10,514	8.36	$1,886,857,058	8.83
60.01 - 65.00	12,120	9.64	$2,396,934,894	11.22
65.01 - 70.00	11,476	9.12	$2,361,048,575	11.05
70.01 - 75.00	16,058	12.77	$3,364,572,422	15.74
75.01 - 80.00	23,910	18.99	$5,559,738,804	26.01
Total	125,791	100.00	$21,370,545,229	100.00

RBC Covered Bond Programme	Monthly Investor Report - February 28, 2013	Page 4 of 4